CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 112,409,544	$ 88,532,472
Accounts receivable, net	27,020,183	12,841,108
Cost and estimated earnings in excess of billings on contracts in progress	14,008,972	834,909
Prepaid expenses	4,767,072	0
Inventories	2,048,158	202,213
Other receivables	3,364	1,246
Total current assets	160,257,293	102,411,948
Other assets
Prepaid dredger deposits	23,038,180	14,764,074
Security deposits	48,872,718	21,454,545
Property, plant and equipment, net	51,131,051	40,604,784
Total other assets	123,041,949	76,823,403
Total assets	283,299,242	179,235,351
Liabilities and equity
Accounts payable	3,653,008	4,487,373
Advance from related companies	13,664	909
Income tax payable	8,295,538	4,833,193
Accrued liabilities and other payables	4,045,227	2,588,601
Derivative liability	8,279,827	0
Total current liabilities	24,287,264	11,910,076
Non-current liabilities
Contingent liability for a variable number of shares	0	14,101,247
Derivative liability	0	1,517,748
Total non-current liabilities	0	15,618,995
Total liabilities	24,287,264	27,529,071
Shareholders' equity
Ordinary shares, 225,000,000 shares authorized with no par value; 52,677,323 shares issued and outstanding as of December 31, 2011 and 2010	0	0
Statutory reserves	15,386,316	10,295,279
Additional paid-in capital	79,185,284	79,185,284
Retained earnings	98,559,096	13,392,884
Accumulated other comprehensive income	15,816,347	4,902,910
Total shareholders' equity	208,947,043	107,776,357
Total liabilities and equity	283,299,242	179,235,351
Preferred Class A [Member]
Non-current liabilities
Class A Preferred Shares, no par value; 25,000,000 shares authorized; 10,012,987 shares issued and outstanding (liquidation preference $50,064,935, less $0 and $6,135,012 discount, respectively) as of December 31, 2011 and 2010	$ 50,064,935	$ 43,929,923